Business Combinations (Details) - Schedule of Acquisition (Parentheticals)	Jun. 30, 2024 shares
Zhongrun [Member]
Schedule of Acquisition [Line Items]
Ordinary shares issued	32,702,121
Reverse stock split	327
Chuangying [Member]
Schedule of Acquisition [Line Items]
Ordinary shares issued	14,438,584
Reverse stock split	144